SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per ordinary share (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A common stock [Member]
Numerator:
Allocation of net income (loss)	$ (3,772,620)	$ 17,830,609	$ 257,377	$ 7,776,990	$ (7,350,686)	$ 4,677,202
Denominator:
Weighted average shares outstanding, basic	4,459,878	23,000,000	8,092,696	23,000,000	16,353,211	23,000,000
Weighted average shares outstanding, diluted	4,459,878	23,000,000	8,092,696	23,000,000	16,353,211	23,000,000
Basic net income (loss) ordinary per share	$ (0.85)	$ 0.78	$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.85)	$ 0.78	$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Class B common stock
Numerator:
Allocation of net income (loss)	$ (4,863,938)	$ 4,457,652	$ 182,870	$ 1,944,248	$ (1,837,671)	$ 1,169,301
Denominator:
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,750,000	5,750,000	5,529,817	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,529,817	5,750,000
Basic net income (loss) ordinary per share	$ (0.85)	$ 0.78	$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.85)	$ 0.78	$ 0.03	$ 0.34	$ (0.42)	$ 0.20